GOODWILL AND INTANGIBLE ASSETS, NET - goodwill and intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 66,420	$ 66,420	$ 66,420	$ 27,277
Intangible assets with indefinite lives		12,028	12,028
Intangible assets with definitive lives, net		$ 51,680	$ 59,562